SIGNIFICANT VENDORS (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Vendor A [Member] | Purchase Amount [Member]
Concentration Risk [Line Items]
Purchase Amount	$ 515,683	$ 592,691
Concentration risk percentage	23.00%	26.00%
Vendor A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	4.00%	4.00%
Accounts Payable	36,650	25,998
Vendor B [Member] | Purchase Amount [Member]
Concentration Risk [Line Items]
Purchase Amount		306,049
Concentration risk percentage		14.00%
Vendor B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Accounts Payable		70,000
Vendor C [Member] | Purchase Amount [Member]
Concentration Risk [Line Items]
Purchase Amount	266,088	302,404
Concentration risk percentage	12.00%	13.00%
Vendor C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.00%	13.00%
Accounts Payable	$ 77,228	$ 82,269